528050
                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST

                   SUPPLEMENT TO THE INVESTOR CLASS PROSPECTUS
        DATED MAY 1, 2003, AS SUPPLEMENTED JUNE 16, 2003 AND JULY 1, 2003

                        SUPPLEMENT DATED OCTOBER 1, 2003



The following information replaces the last paragraph on page 3 regarding Fund
Manager:

              The Safeco Growth Opportunities Fund is co-managed by Jeffrey Schwartz, CFA, Vice President of SAM and Bill Whitlow, CFA, Vice President of SAM. Prior to joining SAM, from 2001 to 2003 Mr. Schwartz was founder of Nantucket Investment Research, LLC, in Farmington Hills, Michigan and was a private investor and conducted independent investment research. From 1992 to 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal, co-manager of the Munder MicroCap Equity Fund and the Munder Small Company Focus Style separate accounts, and on the management team of the Munder Small Company Growth Fund. Mr. Whitlow was a team manager for the Fund starting in 2003 and has managed or co-managed other Funds at SAM since 1997.


                                     [LOGO]


GMF-1237                                                                   10/03

                                                                          528051
                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST

                  SUPPLEMENT TO THE ADVISOR CLASSES PROSPECTUS
        DATED MAY 1, 2003, AS SUPPLEMENTED JUNE 16, 2003 AND JULY 1, 2003


                        SUPPLEMENT DATED OCTOBER 1, 2003



The following information replaces the last paragraph on page 4 regarding Fund
Manager:

              The Safeco Growth Opportunities Fund is co-managed by Jeffrey Schwartz, CFA, Vice President of SAM and Bill Whitlow, CFA, Vice President of SAM. Prior to joining SAM, from 2001 to 2003 Mr. Schwartz was founder of Nantucket Investment Research, LLC, in Farmington Hills, Michigan and was a private investor and conducted independent investment research. From 1992 to 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal, co-manager of the Munder MicroCap Equity Fund and the Munder Small Company Focus Style separate accounts, and on the management team of the Munder Small Company Growth Fund. Mr. Whitlow was a team manager for the Fund starting in 2003 and has managed or co-managed other Funds at SAM since 1997.



                                     [LOGO]
GMF-4497                                                                   10/03